UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 08/31/08

Item 1.  Schedule of Investments.

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2008

		Market			Market
Shares		Value	Shares		Value
COMMON STOCKS- 92.33%
Aerospace / Defense - 4.26%			Diversified Financial Services - 2.54%
14,000	General Dynamics Corp.	$ 1,292,200	40,000	American Express Co.	$ 1,587,200
15,000	L-3 Communications		9,000	Goldman Sachs Group, Inc.	1,475,730
	Holdings, Inc.	1,559,100			3,062,930
12,000	Lockheed Martin Corp.	1,397,280	Electric Products - 0.85%
17,000	Rockwell Collins, Inc.	894,030	22,000	Emerson Electric Co.	1,029,600
		5,142,610
Apparel - 1.19%			Electric Utilities - 4.06%
23,600	Nike, Inc. - Cl. B	1,430,396	20,000	Constellation Energy Corp.	1,334,200
			28,000	Dominion Resources, Inc.	1,218,840
Banks - 3.32%			22,000	Exelon Corp.	1,671,120
34,000	Bank of America	1,058,760	18,000	Southern Co.	675,180
52,830	Bank of New York Mellon Corp.	1,828,446			4,899,340
35,000	U.S. Bancorp	1,115,100	Entertainment - 0.48%
		4,002,306	27,000	International Game Technology	578,610
Beverages - 1.80%
31,800	Pepsico, Inc.	2,177,664	Food - 3.57%
			26,300	General Mills, Inc.	1,740,534
Chemicals - 0.85%			11,000	Heinz Co.	553,520
22,500	Ecolab, Inc.	1,029,150	37,000	Kellogg Co.	2,014,280
					4,308,334
Computer/Network Products - 6.70%			Industrial Gases - 2.59%
15,000	Apple Computer, Inc.*	2,542,950	14,500	Air Products & Chemicals, Inc.	1,331,825
86,000	Cisco Systems, Inc.*	2,068,300	20,000	Praxair, Inc.	1,796,800
30,000	Hewlett Packard, Co.	1,407,600			3,128,625
17,000	International Business		Insurance - 1.41%
	Machines Corp.	2,069,410	47,000	Genworth Financial, Inc. - Cl. A	754,350
		8,088,260	15,000	Hartford Financial Services
Conglomerates - 7.42%				Group, Inc.	946,200
20,000	Danaher Corp.	1,631,400			1,700,550
60,000	General Electric Co.	1,686,000	Investment Services - 4.09%
28,000	Illinois Tool Works, Inc.	1,389,080	13,000	Franklin Resources, Inc.	1,358,500
20,000	ITT Industries, Inc.	1,275,000	21,500	Merrill Lynch & Co., Inc.	609,525
25,000	Parker Hannifin Corp.	1,601,750	50,000	T. Rowe Price Group, Inc.	2,968,000
21,000	United Technologies Corp.	1,377,390			4,936,025
		8,960,620	Medical - Drugs - 5.38%
Consumer Products - 2.54%			40,000	Abbott Laboratories	2,297,200
22,000	Colgate-Palmolive Co.	1,672,660	33,000	Johnson & Johnson	2,324,190
20,000	Procter & Gamble Co.	1,395,400	40,000	Medco Health Solutions, Inc.*	1,874,000
		3,068,060			6,495,390

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2008

		Market			Market
Shares		Value	Shares		Value
Medical Equipment & Supplies - 6.49%			Software & Programming - 4.09%
39,000	Baxter International, Inc.	$ 2,642,640	38,000	Adobe Systems, Inc.*	$ 1,627,540
28,000	Medtronic, Inc.	1,528,800	61,000	Microsoft Corp.	1,664,690
39,000	St. Jude Medical, Inc.*	1,787,370	75,000	Oracle Corp.*	1,644,750
28,000	Stryker Corp.	1,881,320			4,936,980
		7,840,130	Telecommunications - 7.40%
Motorcycles - 0.52%			64,000	AT&T, Inc.	2,047,360
15,800	Harley-Davidson, Inc.	628,524	108,000	Corning, Inc.	2,218,320
			51,000	Neustar, Inc. - Cl.A*	1,224,510
Multimedia - 0.94%			45,000	Nokia Corp. - ADR	1,132,650
35,000	Walt Disney Co.	1,132,250	66,000	Verizon Communications, Inc.	2,317,920
					8,940,760
Oil & Gas Producers - 3.84%			Transportation - 1.33%
13,000	ChevronTexaco Corp.	1,122,160	15,000	Burlington Northern
14,000	ConocoPhillips	1,155,140		Santa Fe Corp.	1,611,000
19,500	Exxon Mobil Corp.	1,560,195	TOTAL COMMON STOCKS
23,000	Valero Energy Corp.	799,480	(Cost $96,014,824)		111,485,491
		4,636,975
Oil & Gas Services - 8.13%			MONEY MARKET FUNDS - 7.60%
26,000	Baker Hughes, Inc.	2,080,260	9,174,392	BlackRock Liquidity
40,000	Cameron International Corp.*	1,863,600		Temp Fund, 2.49% (a)	9,174,392
27,000	National Oilwell Varco, Inc.*	1,990,710
36,000	Noble Corp.	1,810,440
16,319	Transocean, Inc.*	2,075,777	TOTAL MONEY MARKET FUNDS
		9,820,787	(Cost $9,174,392)		9,174,392
Retail - 5.73%
28,000	Costco Wholesale Corp.	1,877,680	TOTAL INVESTMENTS
28,000	Lowe's Companies, Inc.	689,920	(Cost $105,189,216)	99.93%	120,659,883
30,000	McDonald's Corp.	1,861,500	Other assets
30,000	Staples, Inc.	726,000	less liabilities	0.07%	88,387
18,500	Target Corp.	980,870
21,500	Walgreen Co.	783,245	TOTAL NET ASSETS	100.00%	$120,748,270
		6,919,215
Semiconductors - 0.81%			* Non-income producing security
40,000	Texas Instruments, Inc.	980,400	ADR - American Depositary Receipts.
			(a) Variable rate yield; the coupon rate shown represents
			the rate at August 31, 2008.

At August 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 21,603,349
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(6,132,682)
Net unrealized appreciation					$ 15,470,667

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2008

Principal		Market	Principal		Market
Amount		Value	Amount		Value
CORPORATE BONDS - 73.64%			Communications Equipment - 1.71%
Banks - 9.47%			$ 1,500,000	Cisco Systems, Inc.,
$1,100,000	American Express Centurion			5.50%, due 2/22/16	$ 1,517,529
	5.95%, due 6/12/17	$ 1,009,603
	Bank of America Corp.,		Cosmetics - 2.31%
1,000,000	5.75%, due 8/15/16	926,615	2,000,000	Avon Products, Inc.,
1,000,000	4.90%, due 5/1/13	982,683		5.125%, due 1/15/11	2,053,138
800,000	Chase Manhattan Corp.,
	6.00%, due 2/15/09	805,837	Diversified Financial Services - 11.73%
	Citigroup, Inc.,		500,000	American General Finance,
1,000,000	5.125%, due 2/14/11	1,006,152		4.00%, due 3/15/11	486,846
1,000,000	5.00%, due 9/15/14	894,795	500,000	Caterpillar Financial Services.,
2,500,000	Fifth Third Bank,			4.25%, due 2/8/13	462,903
	4.20%, due 2/23/10	2,512,837		CIT Group, Inc.,
275,000	J.P. Morgan Chase & Co.,		1,000,000	5.20%, due 11/3/10	1,005,403
	6.50%, due 1/15/09	277,261	500,000	5.40%, due 1/30/16	352,188
		8,415,783		General Electric Capital
Beverages - 1.96%				Corp.,
1,000,000	Anheuser-Busch Cos. Inc.,		1,000,000	4.25%, due 6/15/12	996,671
	5.60%, due 3/1/17	982,644	1,000,000	5.40%, due 9/20/13	1,021,654
500,000	Brown-Forman Corp.- Cl. B,		1,000,000	5.375%, due 10/20/16	1,005,673
	5.20%, due 4/1/12	511,162	1,200,000	Household Finance Corp.,
250,000	Pepsico, Inc.,			6.375%, due 10/15/11	1,232,460
	5.70%, due 11/1/08	250,941	1,000,000	International Lease Finance
		1,744,747		Corp.,
Chemicals - 2.21%				5.45%, due 3/24/11	994,444
1,000,000	Monsato Co.,			Morgan Stanley,
	5.125%, due 4/15/18	964,462	2,000,000	4.75%, due 4/1/14	1,844,635
	Praxair, Inc.,		1,000,000	6.60%, due 4/1/12	1,020,862
500,000	5.25%, due 11/15/14	504,135			10,423,739
500,000	5.375%, due 11/1/16	498,160	Electrical Components & Equipment - 1.10%
		1,966,757	1,000,000	Emerson Electric Co.,
Commercial & Professional Services - 0.57%				5.125%, due 12/1/16	978,939
500,000	Dun & Bradstreet Corp.,
	5.50%, due 3/15/11	508,640

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2008

Principal		Market	Principal		Market
Amount		Value	Amount		Value
Electric Utilities - 5.40%			Housewares - 0.90%
$1,000,000	Alabama Power Co.,		$ 800,000	Newell Rubbermaid, Inc.,
	5.20%, due 1/15/16	$ 997,899		5.50%, due 4/15/13	$ 798,597
1,000,000	Commonwealth Edison
	6.15%, due 3/15/12	1,029,548	Insurance - 2.74%
1,000,000	Detroit Edison Co.			American International
	5.60%, 6/15/18	1,003,105		Group, Inc.,
500,000	Dominion Resources, Inc.,		1,000,000	5.60%, due 10/18/16	957,455
	5.15%, due 7/15/15	487,608	500,000	5.05%, due 10/1/15	469,226
500,000	DTE Energy Co.,		1,000,000	Genworth Financial
	6.65%, due 4/15/09	505,855		Inc. - Cl. A,
500,000	Southern Power Co.,			5.65%, due 6/15/12	1,007,144
	4.875%, due 7/15/15	479,758			2,433,825
300,000	Virginia Electric & Power,		Investment Services - 10.32%
	4.50%, due 12/15/10	298,890		Bear Stearns Co., Inc.,
		4,802,663	300,000	3.90%, due 11/15/08	299,757
Foods - 4.41%			300,000	4.50%, due 10/28/10	298,940
1,950,000	Hershey Foods Corp.,		1,000,000	5.70%, due 11/15/14	985,325
	5.45%, due 9/1/16	1,954,912	500,000	5.55%, due 1/22/17	452,302
500,000	Kellogg Co.			Goldman Sachs Group, Inc.,
	4.25%, due 3/6/13	468,110	300,000	6.65%, due 5/15/09	305,763
	Kraft Foods, Inc.,		1,000,000	6.60%, due 1/15/12	1,039,549
500,000	6.25%, due 6/1/12	509,586	1,000,000	5.125%, due 1/15/15	953,031
1,000,000	5.25%, due 10/1/13	982,383	250,000	5.625%, due 1/15/17	227,466
		3,914,991		Lehman Brothers Holdings, Inc.,
Forest Products & Paper - 1.16%			2,000,000	5.75%, due 5/17/13	1,844,036
1,000,000	International Paper Co.,		500,000	5.75%, due 1/3/17	459,309
	6.75%, due 9/1/11	1,034,774		Merrill Lynch & Co., Inc.,
			166,000	6.25%, due 10/15/08	166,374
Healthcare Services - 0.53%			300,000	6.00%, due 2/17/09	301,746
500,000	UnitedHealth Group, Inc.,		2,000,000	5.00%, due 1/15/15	1,830,847
	5.00%, due 8/15/14	470,103			9,164,445
			Iron/Steel - 0.57%
Household Products - 0.54%			500,000	Nucor Corp.
500,000	Fortune Brands, Inc.,			5.85%, due 6/1/18	509,582
	5.375%, due 1/15/16	482,522

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2008

Principal		Market	Principal		Market
Amount		Value	Amount		Value
Miscellaneous Manufacturing - 0.55%			Telecommunications (Continued) - 6.73%
$ 500,000	Honeywell International, Inc.,			Bellsouth Corp.,
	4.25%, due 3/1/13	$ 489,688	$ 500,000	4.20%, due 9/15/09	$ 499,159
			500,000	5.20%, due 9/15/14	489,151
Multimedia - 0.58%			500,000	GTE Northwest, Inc.,
500,000	Walt Disney Co.,			5.55%, due 10/15/08	500,793
	5.625%, due 9/15/16	513,481	500,000	Verizon Global,
Oil & Gas - 3.07%				4.375%, due 6/1/13	477,914
500,000	Anadarko Finance Co.,		1,000,000	Verizon NJ, Inc.,
	6.75%, due 5/1/11	515,230		5.875%, due 1/17/12	1,025,093
500,000	Anadarko Petroleum Corp.,				5,984,633
	5.95%, due 9/15/16	484,248	TOTAL CORPORATE BONDS
500,000	Apache Corp.,		(Cost $66,926,405)		65,444,045
	5.25%, due 4/15/13	496,231
300,000	BJ Services Co.,		U.S. GOVERNMENT & AGENCY
	5.75%, due 6/1/11	306,118	OBLIGATIONS - 21.71%
1,000,000	Sunoco, Inc.,		Government Agencies - 21.70%
	5.75%, due 1/15/17	928,339		Federal Home Loan Bank,
		2,730,166	2,000,000	5.00%, due 12/11/09	2,049,922
Pharmaceuticals - 2.83%			500,000	5.125%, due 9/29/10	518,651
500,000	Abbott Laboratories,		1,000,000	2.625%, due 3/11/11	980,655
	5.15%, due 11/30/12	508,849	1,000,000	5.65%, due 6/29/12	1,040,679
1,000,000	GlaxoSmithKline Capital, Inc.,		1,000,000	4.82%, due 11/13/12	1,016,529
	5.65%, due 5/15/18	1,004,436	1,000,000	5.25%, due 9/13/13	1,056,135
1,000,000	Wyeth,		500,000	5.25%, due 9/12/14	528,012
	5.50%, 2/1/14	997,078	1,000,000	5.375%, due 10/24/14	1,003,235
		2,510,363	2,000,000	5.00%, due 12/21/15	2,072,148
Retail - 2.25%			1,000,000	4.25%, due 3/9/18	973,054
1,000,000	Home Depot, Inc.,		1,000,000	Federal Home Loan
	5.40%, due 3/1/16	945,256		Mortgage Corp.,
1,000,000	Target Corp.,			4.625%, due 10/15/12	1,030,215
	6.35%, due 1/15/11	1,049,684		Federal National Mortgage
		1,994,940		Association,
Telecommunications - 6.73%			2,000,000	3.25%, due 2/10/10	2,005,806
1,000,000	AT&T, Inc. Global Bond,		2,000,000	4.80%, due 11/27/12	2,032,790
	5.30%, due 11/15/10	1,012,796	2,000,000	3.625%, due 2/12/13	1,977,846
	AT&T, Inc.		1,000,000	5.00%, due 7/8/13	1,002,026
1,000,000	4.95%, due 1/15/13	999,863			19,287,703
1,000,000	5.60%, due 5/15/18	979,864

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2008

Principal		Market			Market
Amount		Value	Shares		Value
Mortgage Backed Securities - 0.01%			MONEY MARKET FUNDS - 3.68%
$ 53	Federal National Mortgage Assoc.,		3,269,046	BlackRock Liquidity
	Pool # 457197,			Temp Fund, 2.49% (a)	$ 3,269,046
	6.50%, due 11/1/08	$ 53
38	Federal Home Loan Bank		TOTAL MONEY MARKET FUNDS
	Pool # G10857,		(Cost $3,269,046)		3,269,046
	6.50%, due 11/1/08	39
		92	TOTAL INVESTMENTS
			(Cost $89,312,454)	99.03%	$ 88,000,886
TOTAL U.S. GOVERNMENT &			Other assets
AGENCY OBLIGATIONS			less liabilities	0.97%	865,191
(Cost $19,117,003)		$ 19,287,795
			TOTAL NET ASSETS	100.00%	$ 88,866,077

(a) Variable rate yield; the coupon rate shown represents
the rate at August 31, 2008.

At August 31, 2008, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 474,793
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,786,361)
Net unrealized depreciation					$ (1,311,568)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of each fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing each fund's assets carried at fair value:

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2008

North Country Equity Growth Fund:
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)*
Level 1 - Quoted Prices	111,485,491
Level 2 - Other Significant Observable Inputs	9,174,392
Level 3 - Significant Unobservable Inputs
Total	120,659,883

North Country Intermediate Bond Fund:
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)*
Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs	88,000,886
Level 3 - Significant Unobservable Inputs
Total	88,000,886

* Other Financial Instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Andrew Rogers

            Andrew Rogers, President

Date       10/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      10/30/08

By (Signature and Title)

/s/Jim Colantino

            Jim Colantino, Treasurer

Date      10/30/08